NOTES PAYABLE (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Sep. 21, 2015	Aug. 31, 2015	Apr. 10, 2015	Dec. 31, 2014
Total notes payable	$ 172,328	$ 103,320
QPAGOS Corporation - Parent Company [Member]
Total notes payable		103,320				$ 2,324,422
6% Notes Payable Due On March 15, 2017 [Member] | Gaston Pereira [Member]
Total notes payable	10,000
Strategic IR, Inc [Member] | 10% Notes Payable Due On March 28, 2017 [Member]
Total notes payable	50,000
Strategic IR, Inc [Member] | 12% Notes Payable Due On December 31, 2014 [Member] | QPAGOS Corporation - Parent Company [Member]
Total notes payable				$ 125,000		75,000
YP Holdings LLC [Member] | 12% Notes Payable Due On December 31, 2015 [Member] | QPAGOS Corporation - Wholly Owned Subsidiary [Member]
Total notes payable	$ 112,328	103,320	$ 100,000
YP Holdings LLC [Member] | 12% Notes Payable Due On December 31, 2015 [Member] | QPAGOS Corporation - Parent Company [Member]
Total notes payable		103,320
Panatrade Business Ltd [Member] | 5% Notes Payable Due On February 3, 2019 [Member] | QPAGOS Corporation - Parent Company [Member]
Total notes payable						916,500
Huppay Global Corp [Member] | 5% Notes Payable Due On June 12, 2019 [Member] | QPAGOS Corporation - Parent Company [Member]
Total notes payable				596,543		596,543
Newvello Limited [Member] | 5% Notes Payable Due On July 18, 2019 [Member] | QPAGOS Corporation - Parent Company [Member]
Total notes payable						400,000
Satellite Development [Member] | 11% Notes Payable Due On March 31, 2015 [Member] | QPAGOS Corporation - Parent Company [Member]
Total notes payable						211,379
Clive Kabatznik [Member] | 12% Notes Payable Due On December 31, 2014 [Member] | QPAGOS Corporation - Parent Company [Member]
Total notes payable						25,000
Clive Kabatznik [Member] | 12% Notes Payable Due On December 31, 2014 [Member] | QPAGOS Corporation - Parent Company [Member]
Total notes payable				25,000
Joseph W & Patricia G Family Trust [Member] | 12% Notes Payable Due On December 31, 2014 [Member] | QPAGOS Corporation - Parent Company [Member]
Total notes payable				100,000		100,000
Alberto Pereira Bunster [Member] | 12% Notes Payable Due On June 30, 2015 [Member] | QPAGOS Corporation - Parent Company [Member]
Total notes payable				75,000
Dimitri Kurganov [Member] | 5% Notes Payable Due On April 1, 2016 [Member] | QPAGOS Corporation - Parent Company [Member]
Total notes payable				$ 75,000
Alex Pereira [Member] | 12% Notes Payable Due On June 30, 2015 [Member] | QPAGOS Corporation - Parent Company [Member]
Total notes payable					$ 75,000
Delinvest Commercial Limited [Member] | 5% Notes Payable Due On May 11, 2015 [Member] | QPAGOS Corporation - Parent Company [Member]
Total notes payable
Evgeny Simonov [Member] | 12% Notes Payable Due On February 3, 2019 [Member] | QPAGOS Corporation - Parent Company [Member]
Total notes payable
Igor Moiseev [Member] | 5% Notes Payable Due On July 18,2019 [Member] | QPAGOS Corporation - Parent Company [Member]
Total notes payable
Irina Galikhanova [Member] | 5% Notes Payable Due On February 3, 2019 [Member] | QPAGOS Corporation - Parent Company [Member]
Total notes payable
Olga Akhmetova [Member] | 5% Notes Payable Due On February 3, 2019 [Member] | QPAGOS Corporation - Parent Company [Member]
Total notes payable